UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2006

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Litchfield Capital Management, LLC
Address:              24 Village Green Drive
                      Litchfield, Connecticut  06759


Form 13F File Number:  028-11633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Fred Shahrabani
Title:                Chief Compliance Officer
Phone:                (860) 567-1101

Signature, Place, and Date of Signing:


/s/ Fred Shahrabani           Litchfield, Connecticut           May 11, 2006
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     24

Form 13F Information Table Value Total:     143,094
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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                                       FORM 13F INFORMATION TABLE
                       NAME OF REPORTING MANAGER: LITCHFIELD CAPITAL MANAGEMENT, LLC


  Column 1                    Column 2       Column 3   Column 4       Column 5           Column 6    Column 7      Column 8

  Name of                     Title of        CUSIP      Value       Amount and Type     Investment    Other        Authority
  Issuer                       Class          Number    ($1,000)       of Security       Discretion   Managers      (Shares)

                                                                    Shares or
                                                                    Principal SH/ PUT/
                                                                     Amount   PRN CALL                          Sole    Shared  None

Aspen Insurance Holdings Ltd    SHS          G05384105      5,242     212,560 SH              SOLE                 212,560
American Express Co             COM          025816109      6,191     118,085 SH              SOLE                 118,085
Bank New York Inc               COM          064057102      5,388     150,423 SH              SOLE                 150,423
Downey Finl Corp                COM          261018105      4,105      61,000     CALL        SOLE                  61,000
Downey Finl Corp                COM          261018105      4,038      60,000     PUT         SOLE                  60,000
FirstFed Finl Corp              COM          337907109     14,312     239,299 SH              SOLE                 239,299
Golden West Finl Corp Del       COM          381317106      6,819     100,428 SH              SOLE                 100,428
Hovnanian Enterprises Inc       CL A         442487203      5,285     120,300     CALL        SOLE                 120,300
Impac Mtg Hldgs Inc             COM          45254P102     10,681   1,137,500     CALL        SOLE               1,137,500
Impac Mtg Hldgs Inc             COM          45254P102     10,646   1,133,700     PUT         SOLE               1,133,700
Luminent Mtg Cap Inc            COM          550278303      3,804     472,005 SH              SOLE                 472,005
MFA Mtg Invts Inc               COM          55272X102      3,539     561,783 SH              SOLE                 561,783
MFA Mtg Invts Inc               COM          55272X102        997     158,300     CALL        SOLE                 158,300
MFA Mtg Invts Inc               COM          55272X102        997     158,300     PUT         SOLE                 158,300
Annaly Mtg Mgmt Inc             COM          35710409       9,982     822,241 SH              SOLE                 822,241
Pharmacyclics Inc               COM          716933106      1,599     347,647 SH              SOLE                 347,647
Pharmacyclics Inc               COM          716933106        143      31,000     CALL        SOLE                  31,000
Platinum Underwriter Hldgs L    COM          G7127P100      2,635      90,533 SH              SOLE                  90,533
Radian Group Inc                COM          750236101     11,695     194,100     PUT         SOLE                 194,100
UnitedHealth Group Inc          COM          91324P102      9,766     174,832 SH              SOLE                 174,832
WCI Cmntys Inc                  COM          92923C104      8,968     322,353 SH              SOLE                 322,353
WCI Cmntys Inc                  COM          92923C104      1,488      53,500     CALL        SOLE                  53,500
WCI Cmntys Inc                  COM          92923C104      1,488      53,500     PUT         SOLE                  53,500
Lyon William Homes              COM          552074106     13,286     138,854 SH              SOLE                 138,854




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